Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2014
Quarterly Financial Data (Unaudited) [Abstract]
Schedule of Quarterly Financial Data
A summary of quarterly financial data is as follows ($ in ‘000’s):

	Quarter Ended
	June 30	September 30	December 31	March 31
Year ended March 31, 2014
Total revenues	$488	$580	$757	$835
Gross margin	$55	$72	$167	$143
Operating loss	$(1,260)	$(1,287)	$(1,257)	$(1,274)
Net loss	$(1,324)	$(14,960)	$(1,840)	$(1,441)
Net loss per share, basic and diluted	$(0.03)	$(0.38)	$(0.03)	$(0.02)

Year ended March 31, 2013
Total revenues	$191	$234	$307	$368
Gross loss	$(163)	$(111)	$(62)	$(153)
Operating loss	$(1,541)	$(1,554)	$(1,549)	$(1,681)
Net loss	$(1,546)	$(1,551)	$(1,567)	$(1,717)
Net loss per share, basic and diluted	$(0.04)	$(0.04)	$(0.04)	$(0.05)